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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2910

Madison Mosaic Government Money Market Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

Pamela M. Krill
Madison/Mosaic Legal and Compliance Department
550 Science Drive
Madison, WI  53711
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Madison Mosaic Government Money Market

Portfolio of Investments - December 31, 2010 (unaudited)

	Par Value	Value (Note 1)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 96.5%

Federal Home Loan Bank - 31.0% (A)
0.08%, 1/5/2011	$ 750,000	$ 749,993
0.08%, 1/11/2011	500,000	499,989
0.13%, 1/18/2011	500,000	499,970
0.16%, 1/19/2011	500,000	499,960
0.16%, 2/2/2011	500,000	499,927
0.15%, 2/16/2011	650,000	649,871
0.12%, 2/22/2011	750,000	749,870
0.17%, 2/24/2011	650,000	649,834
0.12%, 3/2/2011	650,000	649,870
0.16%, 3/23/2011	650,000	649,766
0.10%, 3/25/2011	400,000	399,908
		6,498,958
Fannie Mae - 27.6% (A)
0.16%, 1/5/2011	750,000	749,986
0.17%, 1/12/2011	1,000,000	999,946
0.13%, 1/26/2011	1,050,000	1,049,904
0.15%, 2/1/2011	600,000	599,920
0.14%, 2/4/2011	650,000	649,914
0.16%, 2/9/2011	650,000	649,887
0.10%, 3/8/2011	500,000	499,909
0.16%, 3/9/2011	600,000	599,822
		5,799,288
Freddie Mac - 30.7% (A)
0.17%, 1/10/2011	600,000	599,974
0.13%, 1/18/2011	750,000	749,952
0.10%, 1/24/2011	750,000	749,952
0.16%, 1/25/2011	600,000	599,936
0.13%, 1/31/2011	500,000	499,946
0.14%, 2/7/2011	650,000	649,907
0.14%, 2/8/2011	600,000	599,911
0.15%, 3/7/2011	700,000	699,804
0.16%, 3/14/2011	600,000	599,811
0.16%, 3/21/2011	700,000	699,754
		6,448,947
U.S. Treasury Bills - 7.2% (A)
0.11%, 1/20/2011	750,000	749,955
0.13%, 2/17/2011	750,000	749,875
		1,499,830
Total U.S. Government and Agency Obligations
(Cost $20,247,023)		20,247,023

Repurchase Agreement - 3.5%
With U.S. Bank National Association issued 12/31/10 at 0.01%, due
1/03/11, collateralized by $758,730 in Freddie Mac MBS Pool #E01424
due 8/1/18. Proceeds at maturity are $743,853 (Cost $743,852)		743,852

TOTAL INVESTMENTS - 100.0% (Cost $20,990,875)		20,990,875

NET OTHER ASSETS AND LIABILITIES - 0.0%		(6,802))

TOTAL ASSETS - 100%		$ 20,984,073

CAPITAL SHARES OUTSTANDING		20,984,173

NET ASSET VALUE PER SHARE		1.00

(A) Rate noted represents annualized yield at time of purchase.
1. Portfolio Valuation: Securities are valued at acquisition cost as adjusted for amortization of premium or accretion of discount, which approximates fair value.
The fund has adopted the Financial Accounting Standards Board (“FASB”) applicable guidance on fair value measurements.  Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The valuation techniques used by the funds to measure fair value for the period ended December 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.  As of December 31, 2010, the fund held no securities deemed as a Level 3.

The following is a summary of the inputs used as of December 31, 2010 in valuing the funds’ investments carried at fair value:

	Quoted Prices in Active Markets for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs
	Level 1	Level 2	Level 3	Value at 12/31/10

Government Money Market Fund
U.S. Government and Agency Obligations	$ -	$ 20,247,023	$ -	$ 20,247,023
Repurchase Agreement		743,852		743,852

Total	$ -	$ 20,990,875	$ -	$ 20,990,875
	Quoted Prices in Active Markets for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs
	Level 1	Level 2	Level 3	Value at 12/31/10

Government Money Market Fund
U.S. Government and Agency Obligations	$ -	$ 20,247,023	$ -	$ 20,247,023
Repurchase Agreement		743,852		743,852

Total	$ -	$ 20,990,875	$ -	$ 20,990,875

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures; Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuance and settlements on a gross basis will be effective for interim and annual period beginning after December 15, 2010. There were no transfers between classification levels during the period ended December 31, 2010.

The fund adopted guidance on enhanced disclosures about a Fund's derivative and hedging activities. Management has determined that there is no impact on the financial statement of the Fund as it did not hold derivative financial instruments during the period.

Investment Transactions: Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the identified cost basis for financial statement and federal income tax purposes.

Item 2. Controls and Procedures.

 (a) The registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

 Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Mosaic Government Money Market Trust

By: (signature)

W. Richard Mason, Chief Compliance Officer
Date: February 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer
Date:  February 22, 2011

By:  (signature)

Greg Hoppe, Chief Financial Officer
Date: February 22, 2011